UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Morgan Stanley Capital I Inc.
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period July 1, 2021 to September 30, 2021
Date of Report (Date of earliest event reported): November 15, 2021
Commission File Number of securitizer:          025-00607
Central Index Key Number of securitizer:       0001547361
Amy Kim, Managing Director, Phone: (212) 762-5079

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐
 ☐  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  __________________________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  _______________________
Central Index Key Number of underwriter (if applicable):      _______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga–1 Representations and Warranties Disclosure
No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: November 15, 2021

MORGAN STANLEY CAPITAL I INC. (SECURITIZER)

By:	/s/ Jane Lam
	Name:	Jane Lam
	Title:	President